SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS - Summary of Share Capital (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021
Class of Stock [Line Items]
Share capital, par value (in dollars per share)	$ 0.05	$ 0.05	$ 0.05	$ 0.05
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)	201,190,621
Issued shares: Balance at end of year (in shares)	201,190,621	201,190,621
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)	200,435,621	143,327,697
Outstanding number of shares: Balance at end of year (in shares)	200,485,621	200,435,621	143,327,697
2016 Share Option Scheme
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Settlement of options (in shares)		190,000
Share capital
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issued shares: Balance at start of year (in shares)	201,190,621	144,272,697	144,272,697
Shares issued (in shares)	0	56,917,924	0
Issued shares: Balance at end of year (in shares)	201,190,621	201,190,621	144,272,697
Increase (Decrease) In Share Capital, Shares Outstanding [Roll Forward]
Outstanding number of shares: Balance at beginning of year (in shares)	200,435,621	143,327,697	143,277,697
Shares issued (in shares)	0	56,917,924	0
Repurchases of shares (in shares)	(400,000)	0	0
Distribution of treasury shares (in shares)	450,000	190,000	50,000
Outstanding number of shares: Balance at end of year (in shares)	200,485,621	200,435,621	143,327,697
Share capital | 2016 Share Option Scheme
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Settlement of options (in shares)	0	0	0
Share capital | Hemen Holdings Ltd
Increase (Decrease) In Share Capital, Shares Issued [Roll Forward]
Issue of consideration shares to Hemen (in shares)	0	0	0